INCOME TAX	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 15	-	INCOME TAX

A.	Taxes on income included in the statements of income:
	US dollars
	Year ended December 31,
(in thousands)	2024	2023	2022

Income taxes (tax benefit):
Current taxes:
In Israel	10,114	10,202	9,110
Outside Israel	5,959	5,997	4,711
	16,073	16,199	13,821
Deferred taxes:
In Israel	867	(995)	(102)
Outside Israel	(1,250)	(2,130)	(634)
	(383)	(3,125)	(736)
Taxes in respect of prior years:
In Israel	(792)	10	(457)
Outside Israel	(319)	271	117
	(1,111)	281	(340)
	14,579	13,355	12,745

B.	Measurement of results for tax purposes

Commencing January 1, 2008, and thereafter, the results of operations for tax purposes are measured on a nominal basis.

C.	The Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

1.
On December 22, 2016, the Israeli parliament passed the Law for Economic Efficiency (Legislative Amendments for Achieving Budget Objectives in the Budget Years 2017 and 2018) – 2016 (hereinafter – the “Economic Efficiency Law”) and on December 29, 2016, the Law was publicized in the Official Gazette. The Economic Efficiency Law, among other things, reduced the tax rate applicable to a preferred enterprise located in Development Zone A from 9% to 7.5% (the tax rate applicable to a preferred enterprise located in areas other than Development Zone A. remained unchanged at 16%). The Economic Efficiency Law also outlined new benefit tracks for preferred technology enterprises.

2.
As of December 31, 2024, one Israeli subsidiary (located in areas other than Development Zone A) is entitled to a "Preferred Company " status pursuant to the investment law and subject to 16% corporate tax rate.

D.	The Law for the Encouragement of Capital Investments, 1959, under the 2016 amendment (the "Investment Law")

1.	In December 2016 new legislation amended the Investments Law (the "2016 amendment"). Under the 2016 amendment a new status of "Technological Preferred Enterprise" was introduced to the Investment Law.

Technological Preferred Enterprise – an enterprise which, amongst other condition, is part of a consolidated Company with consolidated revenues of less than NIS 10 billion. A Technological Preferred Enterprise which is located in areas other than Development Zone A will be subject to a tax rate of 12% on profits derived from intellectual property, and a Technological Preferred Enterprise in Development Zone A will be subject to tax rate at a 7.5%.

2.
As of December 31, 2024, two Israeli subsidiaries (located in areas other than Development Zone A) are entitled to a "Technological Preferred Enterprise" status pursuant to the investment (under the 2016 amendment) law and subject to 12% corporate tax rate. Income not eligible for Technological Preferred Enterprise is taxed at the regular corporate tax rate or at the preferred tax rate as mentioned in Note C1 above, as the case may be.

E.	Israeli corporate tax rates

For the years 2022, 2023 and 2024, taxable income of the Company and its Israeli subsidiaries (that are not entitled to special tax rates as described above) is subject to a corporate tax rate of 23%.

F.	Non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws and rates in their country of residence.

G.	Use of assumptions and judgments

The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and can be ambiguous; the Company is, therefore, obliged to make many subjective assumptions and judgments regarding the application of such laws and regulations to its facts and circumstances. In addition, interpretations of and guidance surrounding income tax laws and regulations are subject to changes over time. Any changes in the Company's subjective assumptions and judgments could materially affect amounts recognized in its consolidated balance sheets and statements of income.

H.	Tax assessments

The Company and certain Israeli subsidiaries have received final tax assessments through the year of 2018, One of the subsidiaries in Brazil has received final tax assessments through the 2015 tax year.  Some subsidiaries have not yet been assessed since incorporation.

I.	Carry forward foreign tax credits and tax losses

As of December 31, 2024, there are no material losses carried forward that are likely to be used in the near future.

J.	The following is reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:
	US dollars
	Year ended December 31,
(in thousands)	2024	2023	2022

Pretax income	71,249	64,405	52,830
Statutory tax rate	23%	23%	23%
Tax computed at the ordinary tax rate	16,387	14,813	12,151
Nondeductible expenses (income)	27	(284)	2,123
Losses and timing differences in respect of which no deferred taxes assets were recognized	(124)	(557)	1,742
Tax adjustment in respect of different tax rates	1,981	1,087	499
Adjustment in respect of tax rate deriving from “approved enterprises”	(2,624)	(3,133)	(3,002)
Tax related to previous years	(1,111)	281	(340)
Others	43	1,148	(428)
	14,579	13,355	12,745

K.	Summary of deferred taxes

Composition:

	US dollars
	December 31,
(in thousands)	2024	2023

Deferred taxes
Provision for vacation, recreation and bad debt	406	415
Provision for other employee related obligations	1,750	1,990
Provision for deferred revenues/expenses and other obligations	5,741	6,876
Other temporary differences, net	3,958	4,055
	11,855	13,336

	US dollars
	December 31,
(in thousands)	2024	2023

Deferred income taxes included in long-term investments and other assets	12,273	14,452
Deferred income taxes included in long-term liabilities	(418)	(1,116)
	11,855	13,336

L.	Income before income taxes is composed as follows:
	US dollars
	Year ended December 31,
(in thousands)	2024	2023	2022

The Company and its Israeli subsidiaries	53,855	55,316	51,562
Non-Israeli subsidiaries	17,394	9,089	1,268
	71,249	64,405	52,830

M.	Uncertain tax positions

The Company and its subsidiaries files income tax returns in Israel, US, Argentina and Brazil.

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	US dollars

Balance as of January 1, 2023	-
Changes during 2023:
Increase related tax positions of prior years	850
Translations differences related to the current year	26
Balance as of January 1, 2024	876
Changes during 2024:
Increase related tax positions of prior years	1,128

Translations differences related to the current year	(2)
Balance as of December 31, 2024	2,002